Operating Profit Disclosures - Summary of Operating Lease Rentals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease [line items]
Operating lease rentals	€ 628	€ 606	€ 569
Hire Plant And Machinery [member]
Disclosure of operating lease [line items]
Operating lease rentals	324	292	262
Land and buildings [member]
Disclosure of operating lease [line items]
Operating lease rentals	243	258	250
Other operating lease [member]
Disclosure of operating lease [line items]
Operating lease rentals	€ 61	€ 56	€ 57